Fair value of financial instruments - Assets and liabilities held at fair value disaggregated by valuation technique (fair value hierarchy) and balance sheet classification (Details) - GBP (£)
£ in Millions
	Jun. 30, 2020	Dec. 31, 2019
Disclosure of detailed information about financial instruments [line items]
Trading portfolio assets	£ 109,461	£ 113,337
Financial assets at fair value through the income statement	155,540	129,470
Derivative financial instruments	307,650	229,641
Financial assets at fair value through other comprehensive income	55,161	45,406
Trading portfolio liabilities	(50,378)	(35,212)
Financial liabilities designated at fair value	(222,142)	(204,446)
Derivative financial liabilities	(307,989)	(228,940)
At fair value [member]
Disclosure of detailed information about financial instruments [line items]
Trading portfolio assets	109,461	113,337
Financial assets at fair value through the income statement	155,540	129,470
Derivative financial instruments	307,650	229,641
Financial assets at fair value through other comprehensive income	55,161	45,406
Investment property	10	13
Total assets	627,822	517,867
Trading portfolio liabilities	(50,378)	(35,212)
Financial liabilities designated at fair value	(222,142)	(204,446)
Derivative financial liabilities	(307,989)	(228,940)
Total liabilities	(580,509)	(468,598)
Quoted market prices (Level 1) [member] | At fair value [member]
Disclosure of detailed information about financial instruments [line items]
Trading portfolio assets	49,106	59,968
Financial assets at fair value through the income statement	1,824	10,300
Derivative financial instruments	8,761	5,439
Financial assets at fair value through other comprehensive income	13,172	11,577
Investment property	0	0
Total assets	72,863	87,284
Trading portfolio liabilities	(31,333)	(19,645)
Financial liabilities designated at fair value	(123)	(82)
Derivative financial liabilities	(8,445)	(5,305)
Total liabilities	(39,901)	(25,032)
Observable inputs (Level 2) [member] | At fair value [member]
Disclosure of detailed information about financial instruments [line items]
Trading portfolio assets	57,277	51,105
Financial assets at fair value through the income statement	148,894	115,008
Derivative financial instruments	291,142	221,048
Financial assets at fair value through other comprehensive income	41,642	33,400
Investment property	0	0
Total assets	538,955	420,561
Trading portfolio liabilities	(19,045)	(15,567)
Financial liabilities designated at fair value	(221,664)	(204,021)
Derivative financial liabilities	(290,612)	(219,646)
Total liabilities	(531,321)	(439,234)
Significant unobservable inputs (Level 3) [member]
Disclosure of detailed information about financial instruments [line items]
Total assets	16,004	10,022
Total liabilities	(9,287)	(4,332)
Significant unobservable inputs (Level 3) [member] | At fair value [member]
Disclosure of detailed information about financial instruments [line items]
Trading portfolio assets	3,078	2,264
Financial assets at fair value through the income statement	4,822	4,162
Derivative financial instruments	7,747	3,154
Financial assets at fair value through other comprehensive income	347	429
Investment property	10	13
Total assets	16,004	10,022
Trading portfolio liabilities	0	0
Financial liabilities designated at fair value	(355)	(343)
Derivative financial liabilities	(8,932)	(3,989)
Total liabilities	£ (9,287)	£ (4,332)